SEMIANNUAL REPORT JUNE 30, 2002

Oppenheimer

Main Street(REGISTRATION MARK) Small Cap Fund/VA
A Series of Oppenheimer Variable Account Funds

                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                         The Right Way to Invest

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OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
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OBJECTIVE

OPPENHEIMER MAIN STREET [REGISTRATION MARK] SMALL CAP FUND/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments of securities in small cap companies, presently defined as those with market capitalizations of up to $2.5 billion.

================================================================================
NARRATIVE BY CHARLES ALBERS AND MARK ZAVANELLI, CO-PORTFOLIO MANAGERS

 For the six-month period ended June 30, 2002, Oppenheimer Main Street Small Cap Fund/VA's Non-Service shares provided a total return of 0.36%,(1) outperforming its benchmark, the Russell 2000 Small Cap Index and peer group average.(2)

    We attribute the Fund's strong performance to our disciplined investment approach, which combines seasoned professional judgment with sophisticated statistical models to identify industry groups and individual stocks that, in our view, are likely to lead the small-cap stock market. The ability of our approach to filter out near-term market "noise" from long-term trends was particularly helpful in recently volatile markets.

    This reporting period was marked by rapidly shifting investor sentiment as the markets were buffeted by economic and world events. While the U.S. economy began to recover in 2002, signaling an end to the Federal Reserve Board's (the
 Fed) rate cuts, corporate earnings generally remained under pressure. Meanwhile, well-publicized accounting scandals eroded investors' confidence in reported corporate financial statements and market uncertainty was intensified by the war on terrorism and escalating conflicts in the Middle East and South Asia.

    These pressures led to heightened month-to-month volatility for the small-cap market and the Fund. Nonetheless, small-cap stocks posted substantially higher returns than their mid- and large-cap counterparts during the six-month period. While small-cap stocks may offer greater opportunities for longer-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations.

    Our multi-factor quantitative models did a good job uncovering the long-term trends driving the small-cap stock market. Three particularly important factors were market capitalization, valuation and price momentum.

MARKET CAPITALIZATION

 Throughout the period, our "top-down" models correctly suggested that micro- and small-cap stocks were likely to outperform larger stocks. As a result, compared to the Russell 2000 Index, we allocated a significantly higher percentage of the Fund's assets to micro-caps. This focus on smaller stocks benefited the Fund's performance.

1. Total returns include changes in net asset value per share but do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account, and can be provided by the separate account product sponsor.
2. The Fund's performance is compared to the Russell 2000 Small Cap Index and the average of the total return of the 385 funds in the Lipper Small-Cap Core Fund/VA category for the six-month period ended 6/30/02.


2 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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VALUATION

 Our security selection models recommended stocks with low prices relative to earnings, sales, cash flows and other valuation measures, and this Fund's tilt toward the value style of investing contributed positively to performance. By the end of the period, however, our models suggested a more balanced stance between value and growth stocks.

PRICE MOMENTUM

 Finally, our models suggested that industry groups and stocks that had done well would probably continue to do well. This focus on stocks with positive price momentum contributed positively to performance.

    The small-cap market's gains were broad-based, with eight of the 10 industry groups that comprise the Russell 2000 Small Cap Index posting positive returns. Only health care and technology lost ground. In this environment, the Fund's emphasis on consumer discretionary stocks proved especially beneficial as this group posted the highest returns of any sector in the Index. We also emphasized the industrials and basic materials groups, while maintaining relatively light exposure to financials, information technology and utilities.

    Our stock selection strategy, another reason behind the Fund's strong relative performance, proved particularly advantageous in the energy sector, resulting in gains for the Fund in an area that produced losses for the Russell 2000 Small Cap Index. Stock selection also helped the Fund avoid the full brunt of the Index's losses in health care and information technology.

    Our top-down models continue to favor small-cap stocks over large-caps. In fact, during the first quarter of 2002, small companies participated strongly in the economic rebound, while the largest companies' earnings remained stagnant. In our opinion, many of the largest companies in the telecommunications, technology, pharmaceutical, brokerage and oil sectors are suffering from the hangover of the late-1990s boom. In contrast, many companies in the small-cap market enjoy strong business fundamentals and reasonable stock valuations. While there's never a guarantee of future performance, history suggests that the compounding effects of rising earnings and expanding valuations can be powerful. Harnessing the growth power of small-cap stocks is what makes Oppenheimer Main Street Small Cap Fund/VA an important part of THE RIGHT WAY TO INVEST.

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


3 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited
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                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
================================================================================
 COMMON STOCKS--93.7%
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--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--24.3%
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 AUTO COMPONENTS--1.8%
 Aftermarket Technology Corp.(1)                           2,100    $    40,320
 American Axle & Manufacturing
   Holdings, Inc.(1)                                       1,900         56,506
 ArvinMeritor, Inc.                                        1,900         45,600
 Autoliv, Inc.                                               600         15,120
 Bandag, Inc.                                                100          2,832
 Borg-Warner Automotive, Inc.(1)                             800         46,208
 Cooper Tire & Rubber Co.                                  1,600         32,880
 Dana Corp.                                                1,200         22,236
 Dura Automotive Systems, Inc.(1)                          1,600         33,200
 Keystone Automotive Industries, Inc.(1)                   1,100         21,174
 Lear Corp.(1)                                               700         32,375
 Strattec Security Corp.(1)                                  400         22,128
 Superior Industries International, Inc.                     300         13,875
 Tenneco Automotive, Inc.(1)                                 700          4,620
 Tower Automotive, Inc.(1)                                 4,200         58,590
                                                                    ------------
                                                                        447,664
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 AUTOMOBILES--0.4%
 Coachmen Industries, Inc.                                   400          5,800
 Monaco Coach Corp.(1)                                     1,400         29,820
 Thor Industries, Inc.                                       400         28,504
 Winnebago Industries, Inc.                                  900         39,600
                                                                    ------------
                                                                        103,724
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 DISTRIBUTORS--0.2%
 Advanced Marketing Services, Inc.                         1,400         25,620
 Cantel Medical Corp.(1)                                     600         11,040
 MSC Industrial Direct Co., Inc., Cl. A(1)                 1,300         25,350
                                                                    ------------
                                                                         62,010

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 HOTELS, RESTAURANTS & LEISURE--4.2%
 AFC Enterprises, Inc.(1)                                    900         28,125
 Alliance Gaming Corp.(1)                                  1,900         23,712
 Ameristar Casinos, Inc.(1)                                1,200         34,872
 Applebee's International, Inc.                            1,950         44,753
 Argosy Gaming Co.(1)                                        600         17,040
 Aztar Corp.(1)                                            2,400         49,920
 Bob Evans Farms, Inc.                                     1,600         50,368
 Boyd Gaming Corp.(1)                                      3,300         47,520
 California Pizza Kitchen, Inc.(1)                           300          7,440
 CBRL Group, Inc.                                            200          6,104
 Chicago Pizza & Brewery, Inc.(1)                            600          5,988
 Choice Hotels International, Inc.(1)                      2,200         44,022
 CKE Restaurants, Inc.(1)                                  1,800         20,484
 Dave & Buster's, Inc.(1)                                    300          3,642
 GTech Holdings Corp.(1)                                   1,800         45,972
 Hollywood Casino Corp., Cl. A(1)                          1,800         19,440


                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
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 IHOP Corp.(1)                                               900    $    26,505
 Isle of Capri Casinos, Inc.(1)                            2,000         40,500
 Landry's Restaurants, Inc.                                2,100         53,571
 Lone Star Steakhouse & Saloon, Inc.                       2,400         56,616
 Mandalay Resort Group(1)                                  1,500         41,355
 Marcus Corp. (The)                                          900         14,985
 O'Charley's, Inc.(1)                                        300          7,590
 P.F. Chang's China Bistro, Inc.(1)                        1,400         43,988
 Panera Bread Co., Cl. A(1)                                  200          6,894
 Papa John's International, Inc.(1)                        1,400         46,746
 Penn National Gaming, Inc.(1)                             1,400         25,410
 Pinnacle Entertainment, Inc.(1)                             100          1,063
 Rare Hospitality International, Inc.(1)                   1,600         43,072
 Ruby Tuesday, Inc.                                        1,800         34,920
 Ryan's Family Steak Houses, Inc.(1)                       3,300         43,593
 Sonic Corp.                                               1,300         40,833
 Station Casinos, Inc.(1)                                    900         16,065
 Steak n Shake Co. (The)(1)                                2,500         39,125
                                                                    ------------
                                                                      1,032,233

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 HOUSEHOLD DURABLES--2.7%
 American Greetings Corp., Cl. A                           4,100         68,306
 Applica, Inc.(1)                                          1,100         13,640
 Beazer Homes USA, Inc.(1)                                   400         32,000
 Blyth, Inc.                                               1,000         31,220
 Clayton Homes, Inc.                                         800         12,640
 Department 56, Inc.(1)                                    1,600         26,048
 Dominion Homes, Inc.(1)                                     500         10,115
 Harman International Industries, Inc.                       900         44,325
 Helen of Troy Ltd.(1)                                     3,100         36,084
 Hovnanian Enterprises, Inc., Cl. A(1)                     1,300         46,644
 KB Home                                                     500         25,755
 La-Z-Boy, Inc.                                              800         20,176
 Lancaster Colony Corp.                                      400         14,264
 Libbey, Inc.                                                500         17,050
 M.D.C. Holdings, Inc.                                       690         35,880
 M/I Schottenstein Homes, Inc.                               400         15,072
 Maytag Corp.                                                500         21,325
 Meritage Corp.(1)                                         1,200         54,780
 Movado Group, Inc.                                          400         10,060
 Ryland Group, Inc. (The)                                  1,000         49,750
 Skyline Corp.                                               400         13,200
 Standard Pacific Corp.                                      600         21,048
 Toll Brothers, Inc.(1)                                      300          8,790
 Toro Co. (The)                                              900         51,156
                                                                    ------------
                                                                        679,328
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 INTERNET & CATALOG RETAIL--0.5%
 Gaiam, Inc.(1)                                              600          8,784
 Insight Enterprises, Inc.(1)                              1,700         42,823
 J. Jill Group, Inc.(1)                                    1,600         60,720
                                                                    ------------
                                                                        112,327


4 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

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                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
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 LEISURE EQUIPMENT & PRODUCTS--1.6%
 Acclaim Entertainment, Inc.(1)                            3,900    $    13,767
 Action Performance Cos., Inc.(1)                          1,500         47,400
 Arctic Cat, Inc.                                            700         12,172
 Big 5 Sporting Goods Corp.(1)                             1,800         25,722
 Brunswick Corp.                                           1,700         47,600
 MarineMax, Inc.(1)                                          600          7,770
 Nautilus Group, Inc. (The)(1)                             1,500         45,900
 Polaris Industries, Inc.                                    700         45,500
 Racing Champions Corp.(1)                                 2,100         38,787
 Scientific Games Corp., Cl. A(1)                          5,600         44,464
 SCP Pool Corp.(1)                                         1,050         29,148
 Sturm, Ruger & Co., Inc.                                  2,700         38,205
                                                                    ------------
                                                                        396,435

--------------------------------------------------------------------------------
 MEDIA--2.1%
 Advo, Inc.(1)                                               100          3,807
 AMC Entertainment, Inc.(1)                                1,700         24,140
 Belo Corp., Cl. A                                           900         20,349
 Cumulus Media, Inc., Cl. A(1)                               800         11,024
 Getty Images, Inc.(1)                                       700         15,239
 Harte-Hanks, Inc.                                         2,100         43,155
 Hearst-Argyle Television, Inc.(1)                           500         11,275
 infoUSA, Inc.(1)                                          4,500         24,619
 Interactive Data Corp.(1)                                   600          8,736
 Journal Register Co.(1)                                   2,500         50,250
 Lee Enterprises, Inc.                                       800         28,000
 Lin TV Corp.1                                             1,600         43,264
 Marvel Enterprises, Inc.(1)                               3,400         18,632
 McClatchy Co., Cl. A                                        700         44,975
 Meredith Corp.                                              500         19,175
 Regal Entertainment Group(1)                                400          9,328
 Saga Communications, Inc., Cl. A(1)                       1,500         33,750
 Scholastic Corp.(1)                                         400         15,160
 Sinclair Broadcast Group, Inc., Cl. A(1)                  3,200         46,205
 Spanish Broadcasting System, Inc., Cl. A(1)               4,400         44,000
 Thomas Nelson, Inc.                                         500          5,280
                                                                    ------------
                                                                        520,363
--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.0%
 Big Lots, Inc.                                            2,900         57,072
 Dillard's, Inc., Cl. A                                    1,400         36,806
 Fred's, Inc.                                              1,200         44,136
 Saks, Inc.(1)                                             2,600         33,384
 Shopko Stores, Inc.(1)                                    1,400         28,280
 Stage Stores, Inc.(1)                                       900         31,266
 Stein Mart, Inc.(1)                                       1,000         11,870
                                                                    ------------
                                                                        242,814

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 SPECIALTY RETAIL--8.2%
 A.C. Moore Arts & Crafts, Inc.(1)                           700         33,145
 Aaron Rents, Inc.                                         1,000         23,950

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                                   750    $    19,043
 Asbury Automotive Group, Inc.(1)                          1,400         19,040
 Borders Group, Inc.(1)                                    1,200         22,080
 Buckle, Inc. (The)(1)                                       300          7,395
 Building Materials Holding Corp.(1)                       2,000         28,740
 Burlington Coat Factory
   Warehouse Corp.                                         1,000         21,250
 Cato Corp., Cl. A                                         1,500         33,450
 Central Garden & Pet Co.(1)                               2,400         42,072
 Charming Shoppes, Inc.(1)                                 2,100         18,144
 Chico's FAS, Inc.(1)                                      1,000         36,320
 Christopher & Banks Corp.(1)                                700         29,610
 Circuit City Stores, Inc./CarMax Group(1)                   600         12,990
 Claire's Stores, Inc.                                     1,400         32,060
 Cost Plus, Inc.(1)                                          800         24,367
 CSK Auto Corp.(1)                                         1,600         22,304
 Deb Shops, Inc.                                           1,700         57,424
 Dress Barn, Inc. (The)(1)                                 2,100         32,487
 Finish Line, Inc., Cl. A(1)                               3,300         59,136
 Friedman's, Inc., Cl. A                                   1,800         23,398
 Galyan's Trading Co.(1)                                     900         20,547
 GameStop Corp.(1)                                           700         14,693
 Gart Sports Co.(1)                                          500         14,245
 Genesco, Inc.(1)                                            100          2,435
 Goody's Family Clothing, Inc.(1)                            600          6,918
 Group 1 Automotive, Inc.(1)                               1,100         41,965
 Guitar Center, Inc.(1)                                    1,000         18,550
 Gymboree Corp.(1)                                         3,500         56,070
 Hancock Fabrics, Inc.                                     3,000         55,740
 Haverty Furniture Cos., Inc.                                600         11,850
 Hibbett Sporting Goods, Inc.(1)                             900         22,860
 Hollywood Entertainment Corp.(1)                            900         18,612
 Hot Topic, Inc.(1)                                        1,500         40,065
 Hughes Supply, Inc.                                       1,400         62,860
 Jo-Ann Stores, Inc., Cl. A(1)                             1,100         32,120
 Linens 'N Things, Inc.(1)                                   200          6,562
 Lithia Motors, Inc., Cl. A(1)                               800         21,536
 Men's Wearhouse, Inc. (The)(1)                              500         12,750
 Michaels Stores, Inc.(1)                                  1,200         46,800
 Movie Gallery, Inc.(1)                                    2,825         59,664
 OfficeMax, Inc.(1)                                        3,100         18,259
 Pacific Sunwear of California, Inc.(1)                      300          6,651
 Party City Corp.(1)                                       1,100         17,930
 Pep Boys-Manny, Moe & Jack                                2,800         47,180
 PetsMart, Inc.(1)                                         2,400         38,496
 Pier 1 Imports, Inc.                                      2,200         46,200
 Regis Corp.                                               1,800         48,634
 Rent-A-Center, Inc.(1)                                      500         29,005
 Rex Stores Corp.(1)                                       2,200         30,382
 Ross Stores, Inc.                                         1,300         52,975
 Sharper Image Corp.(1)                                      200          4,030




5 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA


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STATEMENT OF INVESTMENTS  Unaudited / Continued
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                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
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 SPECIALTY RETAIL Continued
 Shoe Carnival, Inc.(1)                                    1,700    $    36,278
 Sonic Automotive, Inc.(1)                                 1,600         41,200
 Sports Authority, Inc. (The)(1)                           3,400         38,624
 TBC Corp.(1)                                              2,600         41,288
 Too, Inc.(1)                                              1,700         52,360
 Tractor Supply Co.(1)                                       800         56,792
 Tuesday Morning Corp.(1)                                  2,700         50,112
 United Auto Group, Inc.(1)                                1,500         31,350
 Urban Outfitters, Inc.(1)                                 1,300         45,136
 West Marine, Inc.(1)                                      2,000         25,520
 Wet Seal, Inc., Cl. A(1)                                  2,250         54,675
 Whitehall Jewellers, Inc.(1)                              1,700         35,275
 Williams-Sonoma, Inc.(1)                                    800         24,528
                                                                    ------------
                                                                      2,038,127
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 TEXTILES & APPAREL--1.6%
 Brown Shoe Co., Inc.                                        400         11,240
 Cherokee, Inc.(1)                                           100          2,077
 Fossil, Inc.(1)                                           2,550         52,428
 Garan, Inc.                                                 300         17,355
 Gildan Activewear, Inc., Cl. A(1)                           200          4,508
 K-Swiss, Inc., Cl. A                                      2,400         62,352
 Kellwood Co.                                              1,700         55,250
 Kenneth Cole Productions, Inc., Cl. A(1)                  1,200         34,020
 OshKosh B'Gosh, Inc., Cl. A                                 800         34,792
 Phillips-Van Heusen Corp.                                   200          3,120
 Quaker Fabric Corp.(1)                                    3,900         60,446
 Quicksilver, Inc.(1)                                      1,500         37,200
 Russell Corp.                                               200          3,850
 Steven Madden Ltd.(1)                                       100          1,983
 Stride Rite Corp.                                         1,700         13,600
 Unifi, Inc.(1)                                              900          9,810
 Wellman, Inc.                                               300          5,025
                                                                    ------------
                                                                        409,056

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 CONSUMER STAPLES--4.0%
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 BEVERAGES--0.3%
 Adolph Coors Co., Cl. B                                     300         18,690
 Boston Beer Co., Inc., Cl. A(1)                           1,100         17,490
 Cott Corp.(1)                                             2,000         37,980
                                                                    ------------
                                                                         74,160
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 FOOD & DRUG RETAILING--0.2%
 Nash Finch Co.                                            1,600         51,136
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 FOOD PRODUCTS--1.8%
 American Italian Pasta Co.(1)                               500         25,495
 Chiquita Brands International, Inc.(1)                      400          7,164
 Del Monte Foods Co.(1)                                      700          8,260
 Dole Food Co., Inc.                                       1,500         43,275
 Fresh Del Monte Produce, Inc.                             2,900         72,500


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 Horizon Organic Holding Corp.(1)                            400    $     7,048
 Interstate Bakeries Corp.                                 1,200         34,656
 J & J Snack Foods Corp.(1)                                1,000         44,960
 Jarden Corp.(1)                                             500          9,900
 Lance, Inc.                                               2,500         36,450
 Martek Biosciences Corp.(1)                               1,800         37,656
 Monterey Pasta Co.(1)                                       300          2,829
 Peet's Coffee & Tea, Inc.(1)                              2,100         38,661
 Ralcorp Holdings, Inc.(1)                                 1,600         50,000
 Sensient Technologies Corp.                               1,000         22,760
 Smucker Co., J.M. (The)                                     283          9,659
                                                                    ------------
                                                                        451,273
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.0%
 Chattem, Inc.(1)                                          1,600         50,400
 Church & Dwight Co., Inc.                                   900         28,197
 Dial Corp. (The)                                          3,100         62,062
 Nu Skin Asia Pacific, Inc., Cl. A                         1,900         27,645
 Playtex Products, Inc.(1)                                 3,800         49,210
 WD-40 Co.                                                 1,400         38,864
                                                                    ------------
                                                                        256,378
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Del Laboratories, Inc.                                      300          7,500
 Oakley, Inc.(1)                                           1,500         26,100
 Yankee Candle, Inc. (The)(1)                              1,900         51,471
                                                                    ------------
                                                                         85,071
--------------------------------------------------------------------------------
 TOBACCO--0.3%
 DIMON, Inc.                                                 800          5,536
 Schweitzer-Mauduit International, Inc.                    1,300         31,980
 Standard Commercial Corp.                                 1,500         32,550
                                                                    ------------
                                                                         70,066
--------------------------------------------------------------------------------
 ENERGY--2.9%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Ensign Resource Service Group, Inc.                       2,900         31,481
 Grey Wolf, Inc.(1)                                        1,900          7,771
 Helmerich & Payne, Inc.                                   1,300         46,436
 Maverick Tube Corp.(1)                                      100          1,500
 Oceaneering International, Inc.(1)                          600         16,200
 Oil States International, Inc.(1)                           200          2,380
 Superior Energy Services, Inc.(1)                           200          2,030
 Tesco Corp.(1)                                              400          4,431
 Trican Well Service Ltd.(1)                               4,100         48,524
 W-H Energy Services, Inc.(1)                                300          6,648
 Willbros Group, Inc.(1)                                   1,900         32,300
                                                                    ------------
                                                                        199,701
--------------------------------------------------------------------------------
 OIL & GAS--2.1%
 Baytex Energy Ltd.(1)                                     5,200         24,617
 Brown (Tom), Inc.(1)                                      1,300         36,855




6 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 OIL & GAS Continued
 Callon Petroleum Co.(1)                                   2,100    $    10,248
 Canadian 88 Energy Corp.(2)                              10,600         19,027
 Canadian 88 Energy Corp.                                  9,700         17,411
 Chesapeake Energy Corp.(1)                                5,000         36,000
 Compton Petroleum Corp.(1)                               15,000         38,957
 Denbury Resources, Inc.(1)                                  300          3,087
 Frontier Oil Corp.                                          800         14,080
 Holly Corp.                                                 600         10,050
 Meota Resources Corp.(1)                                 13,200         36,452
 Newfield Exploration Co.(1)                               1,000         37,170
 Patina Oil & Gas Corp.                                    1,125         30,859
 Pennzoil-Quaker State Co.                                   700         15,071
 Peyto Exploration & Development
   Corp.(1)                                                9,000         40,831
 Premcor, Inc.(1)                                          1,800         46,296
 Purcell Energy Ltd.(1)                                   15,300         26,659
 Quicksilver Resources, Inc.(1)                            2,000         51,700
 Range Resources Corp.(1)                                    400          2,240
 Remington Oil & Gas Corp.(1)                                100          1,992
 Rio Alto Exploration Ltd.(1)                                700          8,515
 Upton Resources, Inc.(1)                                  3,600          8,521
 Western Gas Resources, Inc.                                 100          3,740
                                                                    ------------
                                                                        520,378
--------------------------------------------------------------------------------
 FINANCIALS--16.3%
--------------------------------------------------------------------------------
 BANKS--11.4%
 1st Source Corp.                                          1,500         37,080
 Allegiant Bancorp, Inc.                                     400          7,268
 American Financial Holdings, Inc.                           500         14,960
 Anchor BanCorp Wisconsin, Inc.                              400          9,644
 Arrow Financial Corp.                                       420         14,276
 Astoria Financial Corp.                                     600         19,230
 BancFirst Corp.                                             300         13,917
 Bank Mutual Corp.                                           100          2,037
 BankAtlantic Bancorp, Inc.                                3,000         37,200
 BankUnited Financial Corp., Cl. A(1)                      2,000         38,300
 Banner Corp.                                                300          7,425
 Berkshire Hills Bancorp, Inc.                               300          7,860
 Brookline Bancorp, Inc.                                     700         17,710
 BSB Bancorp, Inc.                                           300          8,004
 Capitol Federal Financial                                   200          5,216
 Cascade Bancorp                                             100          1,800
 CB Bancshares, Inc.                                         350         13,261
 CFS Bancorp, Inc.                                         1,000         15,460
 Citizens Banking Corp.                                      700         20,286
 Citizens First Bancorp, Inc.                                100          2,249
 Coastal Bancorp, Inc.                                       400         12,704
 Commerce Bancshares, Inc.                                   200          8,848
 Commercial Federal Corp.                                  1,700         49,300


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 Commonwealth Bancorp, Inc.                                1,400    $    41,538
 Community Banks, Inc.                                       420         12,356
 Community First Bankshares, Inc.                          1,100         28,699
 Connecticut Bancshares, Inc.                              1,500         49,800
 Cullen/Frost Bankers, Inc.                                  200          7,190
 CVB Financial Corp.                                       1,075         24,413
 Dime Community Bancshares, Inc.                           2,175         49,351
 Downey Financial Corp.                                      500         23,650
 East West Bancorp, Inc.                                   1,000         34,520
 F.N.B. Corp.                                                735         20,183
 Fidelity Bankshares, Inc.                                 2,416         53,418
 First BanCorp, Puerto Rico                                  600         22,620
 First Charter Corp.                                         200          3,616
 First Commonwealth Financial Corp.                          500          6,745
 First Community Bancshares, Inc.                            700         23,562
 First Essex Bancorp, Inc.                                   900         30,780
 First Federal Capital Corp.                               1,800         39,780
 First Financial Bankshares, Inc.                            200          8,368
 First Financial Holdings, Inc.                            1,700         55,658
 First Indiana Corp.                                         475         10,341
 First Midwest Bancorp, Inc.                               1,250         34,725
 First Niagara Financial Group, Inc.                       1,300         36,088
 First Place Financial Corp.                                 800         15,928
 First Republic Bank(1)                                      400         11,000
 First Sentinel Bancorp, Inc.                              3,900         53,664
 FirstFed America Bancorp, Inc.                              300          7,140
 Flagstar Bancorp, Inc.                                    2,475         57,173
 Flushing Financial Corp.                                  1,150         23,564
 Glacier Bancorp, Inc.                                     1,200         29,400
 Granite State Bankshares, Inc.                              200          6,562
 Hanmi Financial Corp.                                       300          5,142
 Harbor Florida Bancshares, Inc.                           2,700         56,187
 Hibernia Corp., Cl. A                                     2,700         53,433
 Hudson River Bancorp, Inc.                                  800         21,592
 Hudson United Bancorp                                     1,000         28,560
 IBERIABANK Corp.                                            900         36,486
 Independence Community Bank Corp.                         2,100         60,333
 Independent Bank Corp.-Massachusetts                      1,800         41,202
 Independent Bank Corp.-Michigan                           1,390         43,868
 International Bancshares Corp.                              625         26,400
 Investors Financial Services Corp.                          400         13,416
 Local Financial Corp.(1)                                  2,500         40,775
 MAF Bancorp, Inc.                                         1,500         56,400
 Main Street Banks, Inc.                                     500         10,340
 MB Financial, Inc.                                          600         20,076
 Medford Bancorp., Inc.                                      100          3,483
 Midwest Banc Holdings, Inc.                                 800         23,912
 Mississippi Valley Bancshares, Inc.                         800         41,384
 NBT Bancorp, Inc.                                           600         10,842
 Net.B@nk, Inc.(1)                                           125          1,456
 OceanFirst Financial Corp.                                1,000         24,140



7 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Old Second Bancorp, Inc.                                    933    $    34,278
 Oriental Financial Group, Inc.                              330          8,369
 Pacific Capital Bancorp                                   1,033         24,668
 Pacific Northwest Bancorp                                 2,500         78,300
 PennFed Financial Services, Inc.                            400         11,160
 PFF Bancorp, Inc.                                         1,100         42,240
 Port Financial Corp.                                      1,000         40,090
 Prosperity Bancshares, Inc.                               4,000         72,876
 Provident Bankshares Corp.                                  400          9,476
 Quaker City Bancorp, Inc.(1)                                400         16,568
 R & G Financial Corp., Cl. B                              1,800         42,678
 Republic Bancorp, Inc.                                      210          3,137
 Republic Bancorp, Inc., Cl. A                             1,100         12,969
 Roslyn Bancorp, Inc.                                      1,750         38,203
 S&T Bancorp, Inc.                                         1,300         35,100
 Sandy Spring Bancorp, Inc.                                1,500         48,225
 Seacoast Banking Corp. of Florida                           600         34,638
 Seacoast Financial Services Corp.                         2,300         57,661
 Second Bancorp, Inc.                                        700         19,110
 South Financial Group, Inc. (The)                         1,900         42,577
 St. Francis Capital Corp.                                   600         14,874
 State Bancorp, Inc.                                         855         15,005
 Staten Island Bancorp, Inc.                               1,200         23,040
 Texas Regional Bancshares, Inc., Cl. A                      200          9,922
 Troy Financial Corp.                                      1,995         60,050
 UCBH Holdings, Inc.                                         400         15,204
 UMB Financial Corp.                                         300         14,061
 Umpqua Holdings Corp.                                       100          1,848
 Unizan Financial Corp.                                      765         16,379
 Washington Federal, Inc.                                    300          7,578
 Waypoint Financial Corp.                                  2,600         50,830
 Webster Financial Corp.                                   1,200         45,888
 WesBanco, Inc.                                              100          2,371
 Westamerica Bancorp                                         200          7,912
 Westcorp                                                  1,100         35,145
 Whitney Holding Corp.                                       400         12,296
 Willow Grove Bancorp, Inc.                                  400          4,692
 WSFS Financial Corp.                                      1,000         25,870
                                                                    ------------
                                                                      2,840,582
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--1.7%
 Affiliated Managers Group, Inc.(1)                          400         24,600
 American Home Mortgage Holdings, Inc.                       900         11,241
 Cash America International, Inc.                          3,200         29,440
 Credit Acceptance Corp.(1)                                3,100         38,967
 Financial Federal Corp.(1)                                  900         29,790
 Friedman, Billings, Ramsey Group, Inc.(1)                 4,100         52,193
 Gabelli Asset Management, Inc.(1)                           500         18,250
 iDine Rewards Network, Inc.(1)                            1,400         16,100
 Interpool, Inc.                                           1,200         20,712

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 ITLA Capital Corp.(1)                                       600    $    17,814
 Jefferies Group, Inc.                                     1,100         46,310
 Ladenburg Thalmann Financial
   Services, Inc.(1)                                         144             43
 New Century Financial Corp.                               2,500         87,425
 Student Loan Corp. (The)                                    300         24,852
 Walter Industries, Inc.                                     800         10,680
 World Acceptance Corp.(1)                                   300          2,520
                                                                    ------------
                                                                        430,937
--------------------------------------------------------------------------------
 INSURANCE--2.6%
 Alfa Corp.                                                2,200         25,740
 Berkley (W.R.) Corp.                                        300         16,500
 Brown & Brown, Inc.                                       1,200         37,800
 CCC Information Services Group, Inc.(1)                     600          8,400
 Commerce Group, Inc. (The)                                  800         31,640
 CorVel Corp.(1)                                           1,300         43,546
 Delphi Financial Group, Inc., Cl. A                         400         17,340
 Fidelity National Financial, Inc.                           660         20,856
 Hilb, Rogal & Hamilton Co.                                1,200         54,300
 Horace Mann Educators Corp.                               1,600         29,872
 IPC Holdings Ltd.                                           500         15,270
 Midland Co. (The)                                           200         10,094
 Ohio Casualty Corp.(1)                                    3,000         62,700
 Philadelphia Consolidated Holding Co.(1)                  1,000         45,340
 Presidential Life Corp.                                     500         10,135
 RenaissanceRe Holdings Ltd.                               1,200         43,920
 RLI Corp.                                                   500         25,500
 Selective Insurance Group, Inc.                             500         14,165
 StanCorp Financial Group, Inc.                              600         33,300
 Triad Guaranty, Inc.(1)                                   1,000         43,530
 UICI(1)                                                   2,300         46,460
 Zenith National Insurance Corp.                             600         19,110
                                                                    ------------
                                                                        655,518
--------------------------------------------------------------------------------
 REAL ESTATE--0.6%
 Anworth Mortgage Asset Corp.                                700          9,793
 Apex Mortgage Capital, Inc.                                 400          5,996
 Correctional Properties Trust                               200          4,400
 Developers Diversified Realty Corp.                         300          6,750
 Impac Mortgage Holdings, Inc.                             1,400         18,872
 Jones Lang LaSalle, Inc.(1)                               2,300         56,810
 Novastar Financial, Inc.                                    200          7,150
 RAIT Investment Trust                                       300          7,119
 Ramco-Gershenson Properties Trust                           400          8,060
 Redwood Trust, Inc.                                         100          3,150
 William Lyon Homes, Inc.(1)                                 300          7,815
                                                                    ------------
                                                                        135,915
--------------------------------------------------------------------------------
 HEALTH CARE--11.0%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.9%
 Adolor Corp.(1)                                             800          9,008




8 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Amylin Pharmaceuticals, Inc.(1)                             500    $     5,470
 Ariad Pharmaceuticals, Inc.(1)                              200            832
 Array BioPharma, Inc.(1)                                  1,700         16,388
 AVI BioPharma, Inc.(1)                                      400          1,176
 Charles River Laboratories
   International, Inc.(1)                                  1,800         63,090
 Ciphergen Biosystems, Inc.(1)                               700          2,471
 deCODE genetics, Inc.(1)                                  1,100          5,148
 Discovery Partners International, Inc.(1)                   400          2,624
 Embrex, Inc.(1)                                             700         14,644
 Gene Logic, Inc.(1)                                         500          7,000
 Genta, Inc.(1)                                            4,200         34,818
 Idexx Laboratories, Inc.(1)                                 800         20,632
 InterMune, Inc.(1)                                        1,000         21,100
 Ligand Pharmaceuticals, Inc., Cl. B(1)                    2,400         34,800
 Medicines Co. (The)(1)                                    1,600         19,728
 Nuerocrine Biosciences, Inc.(1)                             800         22,920
 OSI Pharmaceuticals, Inc.(1)                                400          9,608
 SangStat Medical Corp.(1)                                 1,600         36,768
 Sicor, Inc.(1)                                              200          3,708
 Telik, Inc.(1)                                            3,700         46,250
 Transkaryotic Therapies, Inc.(1)                          1,000         36,050
 Trimeris, Inc.(1)                                         1,000         44,390
 V.I. Technologies, Inc.(1)                                2,400          8,760
 XOMA Ltd.(1)                                              3,500         13,965
                                                                    ------------
                                                                        481,348

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
 Alaris Medical, Inc.(1)                                   2,100         13,986
 American Medical Systems
   Holdings, Inc.(1)                                       2,500         50,150
 Arrow International, Inc.                                   400         15,620
 Bio-Rad Laboratories, Inc., Cl. A(1)                      1,200         54,612
 Biosite, Inc.(1)                                          1,300         36,595
 Bruker AXS, Inc.(1)                                       1,600          2,400
 Cerus Corp.(1)                                              500         16,940
 Cholestech Corp.(1)                                         400          4,220
 Conceptus, Inc.(1)                                          500          8,245
 ConMed Corp.(1)                                           1,700         37,961
 Cooper Cos., Inc. (The)                                     200          9,420
 Diagnostic Products Corp.                                 1,200         44,400
 Fischer Imaging Corp.(1)                                  1,800         15,309
 HealthTronics Surgical Services, Inc.(1)                    600         10,494
 Hologic, Inc.(1)                                          3,800         54,986
 ICU Medical, Inc.(1)                                        700         21,630
 Igen, Inc.(1)                                               700         22,050
 Immucor, Inc.(1)                                          2,000         46,940
 Inamed Corp.(1)                                           1,500         40,080
 Integra LifeSciences Holdings Corp.(1)                      200          4,350
 K-V Pharmaceutical Co., Cl. A(1)                            400         10,800

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 Kyphon, Inc.(1)                                           1,200    $    17,496
 Lifeline Systems, Inc.(1)                                   300          7,902
 Mentor Corp.                                              1,200         44,051
 Meridian Medical Technologies, Inc.(1)                    1,000         36,100
 Merit Medical Systems, Inc.(1)                            2,725         56,217
 Noven Pharmaceuticals, Inc.(1)                            2,200         56,100
 Ocular Sciences, Inc.(1)                                  1,600         42,400
 OrthoLogic Corp.(1)                                       2,400         13,272
 Penwest Pharmaceuticals Co.(1)                            1,200         23,400
 Possis Medical, Inc.(1)                                   2,100         25,933
 Quidel Corp.(1)                                           3,300         22,737
 Radiologix, Inc.(1)                                       2,300         35,075
 Respironics, Inc.(1)                                        100          3,405
 Rita Medical Systems, Inc.(1)                               400          4,048
 Steris Corp.(1)                                           2,200         42,042
 Viasys Healthcare, Inc.(1)                                  400          6,980
 Vital Signs, Inc.                                           700         25,305
 West Pharmaceutical Services, Inc.                          600         19,254
 Young Innovations, Inc.(1)                                2,250         48,870
 Zoll Medical Corp.(1)                                       200          6,506
                                                                    ------------
                                                                      1,058,281
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.4%
 aaiPharma, Inc.(1)                                        1,700         38,216
 Accredo Health, Inc.(1)                                     827         38,158
 Alliance Imaging, Inc.(1)                                   800         10,800
 American Medical Security Group, Inc.(1)                    800         19,160
 AmSurg Corp.(1)                                           2,300         60,398
 BioReliance Corp.(1)                                        800         19,840
 Caremark Rx, Inc.(1)                                      2,000         33,000
 Cole National Corp.(1)                                    1,900         36,100
 Covance, Inc.(1)                                          2,000         37,500
 Coventry Health Care, Inc.(1)                             1,100         31,262
 D&K Healthcare Resources, Inc.                            1,300         45,838
 DaVita, Inc.(1)                                           1,800         42,840
 Dianon Systems, Inc.(1)                                     800         42,736
 Dynacare, Inc.(1)                                         3,100         68,169
 Hanger Orthopedic Group, Inc.(1)                          1,600         24,304
 Hooper Holmes, Inc.                                       1,000          8,000
 Humana, Inc.(1)                                             500          7,815
 LabOne, Inc.(1)                                           1,100         28,589
 LifePoint Hospitals, Inc.(1)                              1,100         39,941
 Mid Atlantic Medical Services, Inc.(1)                    2,000         62,700
 Owens & Minor, Inc.                                         600         11,856
 Oxford Health Plans, Inc.(1)                                900         41,814
 Pediatrix Medical Group, Inc.(1)                          1,200         30,000
 Prime Medical Services, Inc.(1)                           1,000         11,620
 PSS World Medical, Inc.(1)                                4,800         38,880
 Schein (Henry), Inc.(1)                                     600         26,700
 Sierra Health Services, Inc.(1)                           4,200         93,870
 Tripos, Inc.(1)                                           1,500         32,700




9 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 U.S. Physical Therapy, Inc.(1)                            2,400    $    48,744
 United Surgical Partners
   International, Inc.(1)                                    800         24,784
 US Oncology, Inc.(1)                                        200          1,666
 VitalWorks, Inc.(1)                                       5,200         42,640
                                                                    ------------
                                                                      1,100,640
--------------------------------------------------------------------------------
 PHARMACEUTICALS--0.4%
 Bradley Pharmaceuticals, Inc.(1)                            400          5,320
 Connetics Corp.(1)                                          700          9,043
 First Horizon Pharmaceutical Corp.(1)                       200          4,138
 Impax Laboratories, Inc.(1)                               2,500         18,725
 Indevus Pharmaceuticals, Inc.(1)                          2,000          2,320
 Isis Pharmaceuticals, Inc.(1)                             3,200         30,432
 Perrigo Co.(1)                                            2,200         28,600
 Vivus, Inc.(1)                                              900          6,093
                                                                    ------------
                                                                        104,671
--------------------------------------------------------------------------------
 INDUSTRIALS--18.1%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.2%
 Aviall, Inc.(1)                                           1,900         26,600
 Cubic Corp.                                                 600         14,220
 Curtiss-Wright Corp.                                        100          8,000
 Ducommun, Inc.(1)                                           700         18,368
 Dynamics Research Corp.(1)                                1,100         26,598
 Herley Industries, Inc.(1)                                1,600         33,936
 Integrated Defense Technologies, Inc.(1)                    100          2,943
 Kroll, Inc.(1)                                            1,300         27,274
 Ladish Co., Inc.(1)                                       1,100         13,420
 Moog, Inc., Cl. A(1)                                        300         12,864
 MTC Technologies, Inc.(1)                                   800         15,200
 Orbital Sciences Corp.(1)                                 3,900         31,083
 Veridian Corp.(1)                                         2,800         63,560
                                                                    ------------
                                                                        294,066
--------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.2%
 Airborne, Inc.                                            2,200         42,240
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.6%
 Aaon, Inc.(1)                                             1,150         21,585
 American Woodmark Corp.                                     700         39,291
 Apogee Enterprises, Inc.                                  1,200         17,232
 Elcor Corp.                                               1,700         46,495
 Foamex International, Inc.(1)                             1,761         19,565
 Griffon Corp.                                             3,170         57,377
 Intermet Corp.                                            1,400         15,036
 Lennox International, Inc.                                2,800         50,372
 LSI Industries, Inc.                                        500          9,185
 NCI Building Systems, Inc.(1)                               400          7,120
 Simpson Manufacturing Co., Inc.(1)                          100          5,713
 Trex Co., Inc.(1)                                         1,700         53,380
 Universal Forest Products, Inc.                           1,800         42,156
 Watsco, Inc.                                              1,200         21,900
                                                                    ------------
                                                                        406,407

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--7.7%
 AMN Healthcare Services, Inc.(1)                            300    $    10,503
 Arbitron, Inc.(1)                                         1,600         49,920
 Banta Corp.                                               1,100         39,490
 Bowne & Co., Inc.                                         3,300         48,642
 Bright Horizons Family Solutions, Inc.(1)                 1,300         43,043
 Career Education Corp.(1)                                   500         22,500
 CDI Corp.(1)                                                300          9,765
 Central Parking Corp.                                     1,400         31,990
 Certegy, Inc.(1)                                            500         18,555
 Clean Harbors, Inc.(1)                                      100          1,176
 Coinstar, Inc.(1)                                         1,400         34,230
 Consolidated Graphics, Inc.(1)                              800         15,200
 Corinthian Colleges, Inc.(1)                              1,800         61,002
 CSS Industries, Inc.(1)                                     200          7,100
 Ennis Business Forms, Inc.                                  800         10,440
 FactSet Research Systems, Inc.                              900         26,793
 FTI Consulting, Inc.(1)                                   1,700         59,517
 G & K Services, Inc., Cl. A                               1,400         47,936
 General Binding Corp.(1)                                    700         11,711
 Gentiva Health Services, Inc.                             1,700         15,283
 Global Imaging Systems, Inc.(1)                           2,300         43,677
 Global Payments, Inc.                                     1,500         44,625
 Harland (John H.) Co.                                     1,500         42,300
 Headwaters, Inc.(1)                                       2,900         45,675
 ICT Group, Inc.(1)                                        2,000         36,340
 Imagistics International, Inc.(1)                         2,800         60,116
 Information Resources, Inc.(1)                            1,700         15,961
 Innodata Corp.(1)                                         4,800          6,384
 ITT Educational Services, Inc.(1)                         2,300         50,140
 Kelly Services, Inc., Cl. A                                 800         21,608
 Kimball International, Inc., Cl. B                          900         14,751
 Labor Ready, Inc.(1)                                      5,400         31,590
 Landauer, Inc.                                              800         31,064
 MemberWorks, Inc.(1)                                        800         14,824
 Moore Corp. Ltd.(1)                                       3,100         35,588
 MPS Group, Inc.(1)                                        6,100         51,850
 Navigant International, Inc.(1)                           1,300         20,111
 New England Business Service, Inc.                          600         15,084
 PayPal, Inc.(1)                                             400          8,081
 Pegasus Solutions, Inc.(1)                                2,900         50,750
 Pegasystems, Inc.(1)                                      3,200         28,861
 Per-Se Technologies, Inc.(1)                              4,000         36,796
 Pittston Brink's Group                                    2,500         60,000
 PRG-Schultz International, Inc.(1)                        2,200         27,082
 ProQuest Co.(1)                                           1,400         49,700
 Renaissance Learning, Inc.(1)                               800         16,176
 Right Management Consultants, Inc.                        1,950         51,283
 RMH Teleservices, Inc.(1)                                 1,800         12,366
 Schawk, Inc.                                              1,000         10,700
 Spherion Corp.(1)                                         1,700         20,230


10 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Stamps.com, Inc.(1)                                       3,500    $    15,505
 Standard Register Co. (The)                               1,700         58,123
 Stericycle, Inc.(1)                                         800         28,328
 Strayer Education, Inc.                                     600         38,160
 Sylvan Learning Systems, Inc.(1)                            800         15,952
 Tyler Technologies, Inc.(1)                               3,700         19,684
 UniFirst Corp.                                            2,100         53,130
 United Stationers, Inc.(1)                                  100          3,040
 University of Phoenix Online(1)                             600         17,772
 Valassis Communications, Inc.(1)                            300         10,950
 Viad Corp.                                                  900         23,400
 Wackenhut Corrections Corp.(1)                            1,500         21,900
 Wallace Computer Services, Inc.                           2,100         45,150
 Waste Connections, Inc.(1)                                  400         12,496
 World Fuel Services Corp.                                 1,600         39,040
                                                                    ------------
                                                                      1,921,139
--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.5%
 Butler Manufacturing Co.                                    100          2,745
 Comfort Systems USA, Inc.(1)                              3,000         14,910
 EMCOR Group, Inc.(1)                                        800         46,960
 McDermott International, Inc.(1)                          2,000         16,200
 URS Corp.(1)                                              1,100         30,800
 WCI Communities, Inc.(1)                                    300          8,685
                                                                    ------------
                                                                        120,300
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.3%
 Acuity Brands, Inc.                                         500          9,100
 Advanced Energy Industries, Inc.(1)                         400          8,872
 AMETEK, Inc.                                                900         33,525
 Baldor Electric Co.                                       1,000         25,200
 Energizer Holdings, Inc.(1)                               2,300         63,066
 Franklin Electric Co., Inc.                                 700         32,949
 Genlyte Group, Inc. (The)(1)                              1,000         40,630
 Littlefuse, Inc.(1)                                         100          2,313
 Paxar Corp.(1)                                            3,000         50,250
 Smith (A.O.) Corp.                                        1,600         49,936
                                                                    ------------
                                                                        315,841
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.3%
 Carlisle Cos., Inc.                                         100          4,498
 Lydall, Inc.(1)                                             700         10,675
 Tredegar Corp.                                            1,500         36,225
 United Industrial Corp.                                     700         15,295
                                                                    ------------
                                                                         66,693
--------------------------------------------------------------------------------
 MACHINERY--3.6%
 Actuant Corp., Cl. A(1)                                     700         28,875
 AGCO Corp.(1)                                             1,100         21,450
 Astec Industries, Inc.(1)                                   300          4,827
 Barnes Group, Inc.                                          900         20,610

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 Chicago Bridge & Iron Co. NV                              1,400    $    39,466
 CIRCOR International, Inc.                                1,900         32,585
 Cuno, Inc.(1)                                             1,300         47,034
 Donaldson Co., Inc.                                       1,100         38,544
 Encore Wire Corp.(1)                                      2,700         38,421
 Flowserve Corp.(1)                                          800         23,840
 Gardner Denver, Inc.(1)                                   1,200         24,000
 Graco, Inc.                                               1,650         41,481
 GSI Lumonics, Inc.(1)                                       300          2,310
 Harsco Corp.                                              1,500         56,250
 Idex Corp.                                                  500         16,750
 Kaydon Corp.                                                600         14,166
 Kennametal, Inc.                                            900         32,940
 Lincoln Electric Holdings, Inc.                           1,500         40,350
 Lindsay Manufacturing Co.                                   100          2,315
 Manitowoc Co., Inc.                                       1,200         42,588
 Micro General Corp.(1)                                      900         15,021
 Mueller Industries, Inc.(1)                                 200          6,350
 NACCO Industries, Inc., Cl. A                               200         11,620
 Oshkosh Truck Corp.                                         400         23,644
 Osmonics, Inc.(1)                                         1,400         22,260
 Pentair, Inc.                                               800         38,464
 Regal-Beloit Corp.                                          500         12,155
 Reliance Steel & Aluminum Co.                               400         12,200
 Spartan Motors, Inc.                                        300          4,596
 Terex Corp.(1)                                            1,700         38,233
 Thomas Industries, Inc.                                   1,600         46,080
 Timken Co.                                                1,200         26,796
 Varian, Inc.(1)                                           1,300         42,835
 Wabtec Corp.                                                900         12,825
 Watts Industries, Inc., Cl. A                             1,100         21,835
                                                                    ------------
                                                                        903,716
--------------------------------------------------------------------------------
 MARINE--0.2%
 Gulfmark Offshore, Inc.(1)                                  900         37,269
 Kirby Corp.(1)                                              900         22,005
 Maritrans, Inc.                                             100          1,345
                                                                    ------------
                                                                         60,619
--------------------------------------------------------------------------------
 ROAD & RAIL--1.5%
 CNF Transportation, Inc.                                    600         22,788
 Covenant Transport, Inc., Cl. A(1)                          500         10,625
 Dollar Thrifty Automotive Group, Inc.(1)                  1,700         44,030
 Genesee & Wyoming, Inc., Cl. A(1)                         1,700         38,352
 Heartland Express, Inc.                                   1,119         26,778
 Hunt (J.B.) Transport Services, Inc.(1)                   1,400         41,328
 Kansas City Southern1                                       800         13,600
 Knight Transportation, Inc.(1)                              325          7,537
 Landstar System, Inc.(1)                                    300         32,055
 Mullen Transportation, Inc.                               1,300         27,352
 P.A.M. Transportation Services, Inc.(1)                   1,100         26,422




11 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 ROAD & RAIL Continued
 Ryder Systems, Inc.                                       1,800    $    48,762
 U.S. Xpress Enterprises, Inc., Cl. A(1)                     100          1,311
 Werner Enterprises, Inc.                                    933         19,882
                                                                    ------------
                                                                        360,822
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--9.6%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 Adaptec, Inc.(1)                                          3,600         28,404
 Aspect Communications Corp.(1)                              800          2,560
 ClearOne Communications, Inc.(1)                            800         11,784
 Harris Corp.                                                500         18,120
 Inter-Tel, Inc.                                           2,600         44,486
 InterDigital Communications Corp.(1)                      1,000          9,050
 Powerwave Technologies, Inc.(1)                             900          8,244
                                                                    ------------
                                                                        122,648
--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.6%
 Cray, Inc.(1)                                             3,700         16,539
 Iomega Corp.(1)                                           1,400         17,990
 Pinnacle Systems, Inc.(1)                                 3,700         40,659
 Rainbow Technologies, Inc.(1)                               600          2,952
 SimpleTech, Inc.(1)                                       6,200         21,142
 Sonic Solutions, Inc.(1)                                  3,000         23,847
 Storage Technology Corp.(1)                               1,000         15,970
 Western Digital Corp.(1)                                  6,000         19,500
                                                                    ------------
                                                                        158,599
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
 Benchmark Electronics, Inc.(1)                            1,800         52,200
 Checkpoint Systems, Inc.(1)                               2,700         31,590
 Cognex Corp.(1)                                             400          8,020
 Cohu, Inc.                                                  700         12,096
 CTS Corp.                                                   400          4,816
 DSP Group, Inc.(1)                                          200          3,920
 EMS Technologies, Inc.(1)                                 3,000         62,070
 Excel Technology, Inc.(1)                                   400          8,400
 Hypercom Corp.(1)                                           500          3,850
 Identix, Inc.(1)                                            537          3,920
 InVision Technologies, Inc.(1)                              400          9,664
 Keithley Instruments, Inc.                                1,100         15,884
 MEMC Electronic Materials, Inc.(1)                          500          2,450
 Methode Electronics, Inc., Cl. A                          4,100         52,357
 MTS Systems Corp.                                         1,200         15,060
 OmniVision Technologies, Inc.(1)                          1,500         21,525
 OSI Systems, Inc.(1)                                      2,100         41,643
 Photon Dynamics, Inc.(1)                                  1,100         33,000
 Rogers Corp.(1)                                             300          8,193
 Sypris Solutions, Inc.(1)                                 1,000         18,220
 Teledyne Technologies, Inc.(1)                            1,900         39,425
                                                                    ------------
                                                                        448,303

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Digitas, Inc.(1)                                          1,700    $     7,733
 Fidelity National Information
   Solutions, Inc.(1)                                        600         14,400
 iManage, Inc.(1)                                            700          2,520
 Websense, Inc.(1)                                         1,900         48,583
                                                                    ------------
                                                                         73,236
--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.5%
 Acxiom Corp.(1)                                           1,600         27,984
 Anteon International Corp.(1)                               600         15,168
 Carreker Corp.(1)                                         3,700         42,550
 Cognizant Technology Solutions Corp.(1)                     800         43,000
 Gartner, Inc., Cl. A(1)                                   2,900         29,290
 Gartner, Inc., Cl. B(1)                                     100            940
 IDX Systems Corp.(1)                                        300          3,906
 J.D. Edwards & Co.(1)                                     4,700         57,105
 Manhattan Associates, Inc.(1)                             1,400         45,024
 ManTech International Corp.(1)                              800         19,192
 Netsolve, Inc.(1)                                         1,400         10,066
 PracticeWorks, Inc.(1)                                    1,100         20,295
 SS&C Technologies, Inc.(1)                                1,700         23,851
 Startek, Inc.(1)                                            300          8,022
 Syntel, Inc.(1)                                           2,100         25,956
                                                                    ------------
                                                                        372,349
--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.1%
 Ikon Office Solutions, Inc.                               1,600         15,040
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.6%
 ATMI, Inc.(1)                                               500         11,185
 Axcelis Technologies, Inc.(1)                             1,800         20,340
 ChipPAC, Inc.(1)                                          3,000         18,540
 Cymer, Inc.(1)                                            1,200         42,048
 Entegris, Inc.(1)                                         3,400         49,640
 ESS Technology, Inc.(1)                                   2,700         47,358
 FEI Co.(1)                                                  800         19,608
 FSI International, Inc.(1)                                1,800         13,446
 Genesis Microchip, Inc.(1)                                   28            234
 Integrated Circuit Systems, Inc.(1)                         700         14,133
 LTX Corp.(1)                                                700          9,996
 MKS Instruments, Inc.(1)                                  2,100         42,147
 Monolithic System Technology, Inc.(1)                     1,200         13,440
 Power Integrations, Inc.(1)                               3,000         53,697
 Rambus, Inc.(1)                                           3,900         15,951
 Silicon Image, Inc.(1)                                    2,600         15,912
 Silicon Laboratories, Inc.(1)                             1,700         46,002
 Siliconix, Inc.(1)                                        1,400         38,780
 Standard Microsystems Corp.(1)                            2,000         47,220
 Supertex, Inc.(1)                                           200          3,524
 Transmeta Corp.(1)                                        2,700          6,345
 Ultratech Stepper, Inc.(1)                                1,900         30,761




12 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS Continued
 Varian Semiconductor Equipment
   Associates, Inc.(1)                                     1,000    $    33,930
 Zoran Corp.(1)                                            2,850         65,293
                                                                    ------------
                                                                        659,530
--------------------------------------------------------------------------------
 SOFTWARE--2.2%
 @Road, Inc.(1)                                            2,900         17,893
 Activision, Inc.(1)                                         700         20,342
 Ansoft Corp.(1)                                           3,600         21,168
 Ansys, Inc.(1)                                            2,100         42,210
 Catapult Communications Corp.(1)                          2,500         54,678
 Cerner Corp.(1)                                             500         23,915
 Concord Communications, Inc.(1)                           1,000         16,480
 Dendrite International, Inc.(1)                             900          8,703
 Documentum, Inc.(1)                                       1,600         19,200
 Fair, Isaac & Co., Inc.                                     300          9,861
 Fargo Electronics, Inc.(1)                                1,600         13,152
 Gerber Scientific, Inc.(1)                                  700          2,457
 HPL Technologies, Inc.(1)                                   500          7,530
 Imation Corp.(1)                                          1,900         56,544
 JDA Software Group, Inc.(1)                               1,900         53,694
 Kronos, Inc.(1)                                             650         19,818
 MICROS Systems, Inc.(1)                                     400         11,084
 Plumtree Software, Inc.(1)                                  800          3,984
 Precis, Inc.(1)                                             300          2,715
 Radiant Systems, Inc.(1)                                  3,800         49,514
 Roxio, Inc.(1)                                            3,500         25,200
 ScanSoft, Inc.(1)                                         3,700         27,380
 Take-Two Interactive Software, Inc.(1,2)                  1,400         28,826
                                                                    ------------
                                                                        536,348
--------------------------------------------------------------------------------
 MATERIALS--6.4%
--------------------------------------------------------------------------------
 CHEMICALS--3.0%
 AEP Industries, Inc.(1)                                     600         21,300
 Airgas, Inc.(1)                                           3,100         53,630
 Albemarle Corp.                                           1,700         52,275
 Arch Chemicals, Inc.                                        900         22,230
 ChemFirst, Inc.                                           1,100         31,515
 Crompton Corp.                                            2,700         34,425
 Ferro Corp.                                                 500         15,075
 Georgia Gulf Corp.                                        2,000         52,880
 Great Lakes Chemical Corp.                                1,300         34,437
 H.B. Fuller Co.                                             100          2,929
 IMC Global, Inc.                                          1,500         18,750
 Mine Safety Applicances Co.                                 300         12,000
 Octel Corp.(1)                                            2,600         65,910
 Olin Corp.                                                2,500         55,375
 Omnova Solutions, Inc.(1)                                 6,700         56,280
 PolyOne Corp.                                             4,100         46,125
 Quaker Chemical Corp.                                       400          9,800


                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 RPM, Inc.                                                 2,500    $    38,125
 Schulman (A.), Inc.                                       3,000         64,347
 Scotts Co. (The), Cl. A(1)                                  500         22,700
 Valspar Corp. (The)                                       1,000         45,140
                                                                    ------------
                                                                        755,248
--------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.4%
 AMCOL International Corp.                                 1,700         11,645
 Ameron International Corp.                                  300         21,675
 Centex Construction Products, Inc.                          800         29,120
 Florida Rock Industries, Inc.                               800         28,648
 Texas Industries, Inc.                                      300          9,447
                                                                    ------------
                                                                        100,535
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.3%
 Astronics Corp.                                           1,000          8,000
 Ball Corp.                                                1,000         41,480
 Bway Corp.(1)                                               500          7,975
 Caraustar Industries, Inc.                                1,300         16,224
 Crown Cork & Seal Co., Inc.(1)                            4,500         30,825
 Graphic Packaging International Corp.(1)                  1,700         15,725
 Ivex Packaging Corp.(1)                                   2,800         63,756
 Myers Industries, Inc.                                    1,300         22,282
 Owens-Illinois, Inc.(1)                                   2,300         31,602
 Pactiv Corp.(1)                                             400          9,520
 Rock-Tenn Co., Cl. A                                        700         12,845
 Silgan Holdings, Inc.(1)                                  1,500         60,660
                                                                    ------------
                                                                        320,894
--------------------------------------------------------------------------------
 METALS & MINING--1.2%
 AK Steel Holding Corp.(1)                                 1,000         12,810
 Commercial Metals Co.                                       600         28,164
 Freeport-McMoRan Copper &
   Gold, Inc., Cl. B(1)                                    2,700         48,195
 Goldcorp, Inc.                                            1,500         15,317
 IMCO Recycling, Inc.(1)                                   1,400         13,790
 Meridian Gold, Inc.(1)                                    1,400         22,736
 NS Group, Inc.(1)                                           600          5,730
 Oregon Steel Mills, Inc.(1)                               2,200         13,200
 Quanex Corp.                                              1,400         61,180
 Royal Gold, Inc.                                            600          8,196
 Steel Dynamics, Inc.(1)                                   1,400         23,058
 Titanium Metals Corp.(1)                                    700          2,450
 USEC, Inc.                                                  200          1,760
 Worthington Industries, Inc.                              1,600         28,960
                                                                    ------------
                                                                        285,546
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.5%
 Deltic Timber Corp.                                       1,100         37,928
 Glatfelter                                                2,800         52,640
 Rayonier, Inc.                                              600         29,478
                                                                    ------------
                                                                        120,046



13 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.2%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
 BroadWing, Inc.(1)                                        4,000    $    10,400
 Commonwealth Telephone
   Enterprises, Inc.(1)                                    1,000         40,240
 General Communication, Inc., Cl. A(1)                       100            667
 North Pittsburgh Systems, Inc.                              200          3,218
                                                                    ------------
                                                                         54,525
--------------------------------------------------------------------------------
 UTILITIES--0.9%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.7%
 CH Energy Group, Inc.                                       700         34,475
 Cleco Corp.                                                 800         17,520
 Navigo Energy, Inc.(1)                                   11,000         28,062
 Paramount Resources Ltd.(1)                               5,400         53,258
 Vermilion Resources Ltd.(1)                               6,400         43,553
 WPS Resources Corp.                                         200          8,166
                                                                    ------------
                                                                        185,034
--------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 Southwestern Energy Co.(1)                                  800         12,152
 UGI Corp.                                                 1,100         35,133
                                                                    ------------
                                                                         47,285
                                                                    ------------
 Total Common Stocks (Cost $20,895,359)                              23,307,145
================================================================================
 PREFERRED STOCKS--0.0%

 Astronics Corp., Cl. B (Cost $3,322)                        250          2,000


                                                       PRINCIPAL   MARKET VALUE
                                                          AMOUNT     SEE NOTE 1
================================================================================
 REPURCHASE AGREEMENTS--2.3%
 Repurchase agreement with BNP
   Paribas Securities Corp., 1.89%,
   dated 6/28/02, to be repurchased
   at $561,088 on 7/1/02, collateralized
   by U.S. Treasury Bonds, 5.375%-10.375%,
   11/15/12-2/15/31, with a value of
   $545,270 and U.S. Treasury Nts.,
   5.625%, 11/30/02, with a value
   of $29,227 (Cost $561,000)                           $561,000    $   561,000
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
   (COST $21,459,681)                                       96.0%    23,870,145
--------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                             4.0        992,362
                                                           ---------------------
 NET ASSETS                                                100.0%   $24,862,507
                                                           =====================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 June 30, 2002
===========================================================================================================================
 ASSETS
 Investments, at value (cost $21,459,681)-- see accompanying statement                                         $23,870,145
---------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                              599,960
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                                1,365,343
 Shares of beneficial interest sold                                                                                 68,671
 Interest and dividends                                                                                             10,777
 Other                                                                                                                 750
                                                                                                               ------------
 Total assets                                                                                                   25,915,646

===========================================================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased                                                                                             761,931
 Shares of beneficial interest redeemed                                                                            285,102
 Transfer and shareholder servicing agent fees                                                                       1,679
 Distribution and service plan fees                                                                                    693
 Trustees' compensation                                                                                                114
 Other                                                                                                               3,620
                                                                                                               ------------
 Total liabilities                                                                                               1,053,139

===========================================================================================================================
 NET ASSETS                                                                                                    $24,862,507
                                                                                                               ============

===========================================================================================================================
 COMPOSITION OF NET ASSETS
 Par value of shares of beneficial interest                                                                    $     2,241
---------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                     26,483,990
---------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                    14
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                 (4,034,203)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                                   2,410,465
                                                                                                               ------------
 NET ASSETS                                                                                                    $24,862,507
                                                                                                               ============
===========================================================================================================================
 NET ASSET VALUE PER SHARE
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $22,719,957 and 2,047,806 shares of beneficial interest outstanding)                                               $11.09
---------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $2,142,550 and 193,136 shares of beneficial interest outstanding)                                                  $11.09


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2002
=========================================================================================
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $146)                          $  97,078
-----------------------------------------------------------------------------------------
 Interest                                                                          6,856
                                                                               ----------
 Total investment income                                                         103,934

=========================================================================================
 EXPENSES
 Management fees                                                                  81,799
-----------------------------------------------------------------------------------------
 Distribution and service plan fees-- Service shares                                 785
-----------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                     6,730
-----------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                       4,948
-----------------------------------------------------------------------------------------
 Custodian fees and expenses                                                       3,463
-----------------------------------------------------------------------------------------
 Shareholder reports                                                               2,529
-----------------------------------------------------------------------------------------
 Trustees' compensation                                                            1,934
-----------------------------------------------------------------------------------------
 Other                                                                             1,555
                                                                               ----------
 Total expenses                                                                  103,743
 Less reduction to custodian expenses                                               (205)
                                                                               ----------
 Net expenses                                                                    103,538
=========================================================================================
 NET INVESTMENT INCOME                                                               396

=========================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                                    (955,822)
 Foreign currency transactions                                                      (154)
                                                                               ----------
 Net realized loss                                                              (955,976)

-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                     877,895
 Translation of assets and liabilities denominated in foreign currencies          21,770
                                                                               ----------
 Net change                                                                      899,665
                                                                               ----------
 Net realized and unrealized loss                                                (56,311)

=========================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ (55,915)
                                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS            YEAR
                                                                                           ENDED           ENDED
                                                                                   JUNE 30, 2002    DECEMBER 31,
                                                                                     (UNAUDITED)            2001
=================================================================================================================
 OPERATIONS
 Net investment income (loss)                                                        $       396     $      (922)
-----------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                      (955,976)       (268,528)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                   899,665         362,920
                                                                                     ----------------------------
 Net increase (decrease) in net assets resulting from operations                         (55,915)         93,470

=================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                    4,241,976       3,821,166
 Service shares                                                                        2,054,354         108,184

=================================================================================================================
 NET ASSETS
 Total increase                                                                        6,240,415       4,022,820
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                  18,622,092      14,599,272
                                                                                     ----------------------------
 End of period [including accumulated net investment income (loss)
 of $14 and $(382), respectively]                                                    $24,862,507     $18,622,092
                                                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS                                                    YEAR
                                                             ENDED                                                   ENDED
                                                     JUNE 30, 2002                                            DECEMBER 31,
 NON-SERVICE SHARES                                    (UNAUDITED)          2001            2000        1999       1998(1)
===========================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                      $ 11.05       $ 11.09         $ 14.07      $ 9.60        $10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income (loss)                                   --(2)         --(2)         (.03)       (.02)         (.02)
 Net realized and unrealized gain (loss)                       .04          (.04)          (2.35)       4.49          (.38)
                                                           ----------------------------------------------------------------
 Total from investment operations                              .04          (.04)          (2.38)       4.47          (.40)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net realized gain                               --            --            (.60)         --            --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 11.09       $ 11.05         $ 11.09      $14.07        $ 9.60
                                                           ================================================================
===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                         0.36%       (0.36)%        (18.34)%      46.56%       (4.00)%

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                  $22,720       $18,514         $14,599      $6,927          $994
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $21,277       $15,307         $12,576      $2,738          $441
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                0.00%(2)    (0.01)%         (0.29)%     (0.37)%       (0.79)%
 Expenses                                                    0.94%         1.05%           1.37%       1.83%         0.87%(5)
 Expenses, net of reduction to custodian fees                  N/A           N/A           1.35%       1.34%           N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       67%          213%            162%        176%           61%

1. For the period from May 1, 1998 (inception of offering) to December 31, 1998.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                 SIX MONTHS            PERIOD
                                                      ENDED             ENDED
                                              JUNE 30, 2002      DECEMBER 31,
 SERVICE SHARES                                 (UNAUDITED)           2001(1)
==============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                $11.05            $10.61
------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                  .01                --(2)
 Net realized and unrealized gain                       .03               .44
                                                     -------------------------
 Total from investment operations                       .04               .44
------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net realized gain                        --                --
------------------------------------------------------------------------------
 Net asset value, end of period                      $11.09            $11.05
                                                     =========================

==============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                  0.36%             4.15%

==============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $2,143              $108
------------------------------------------------------------------------------
 Average net assets (in thousands)                   $  752              $ 26
------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment gain (loss)                           0.20%           (0.34)%
 Expenses                                             1.15%             1.19%
------------------------------------------------------------------------------
 Portfolio turnover rate                                67%              213%



1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



19 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), which operated under the name of Oppenheimer Small Cap Growth Fund/VA through April 30, 2001, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.



20 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

    As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $4,034,202. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

            EXPIRING
            --------------------------------
               2008               $1,795,693
               2009                1,282,533
                                  ----------
               Total              $3,078,226
                                  ==========

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



21 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                         SIX MONTHS ENDED JUNE 30, 2002      YEAR ENDED DECEMBER 31, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                                         726,768    $    8,143,303          869,437      $  8,938,580
 Dividends and/or distributions reinvested                        --                --                --                --
 Redeemed                                                    (355,090)       (3,901,327)        (509,595)       (5,117,414)
                                                             --------------------------------------------------------------
 Net increase                                                 371,678    $    4,241,976          359,842      $  3,821,166
                                                             ==============================================================

---------------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                         188,056    $    2,105,361           10,574      $    116,404
 Dividends and/or distributions reinvested                        --                --                --                --
 Redeemed                                                      (4,708)          (51,007)            (786)           (8,220)
                                                             --------------------------------------------------------------
 Net increase                                                 183,348    $    2,054,354            9,788      $    108,184
                                                             ==============================================================

1. For the year ended December 31, 2001, for Non-Service shares and for the period from July 16, 2001 (inception of offering) to December 31, 2001, for Service shares.

================================================================================
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $18,998,137 and $14,090,090, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.



22 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

================================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES

 As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $47,853, which represents 0.08% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:


                                 ACQUISITION                                   VALUATION AS OF              UNREALIZED
 SECURITY                               DATE                    COST             JUNE 30, 2002            DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Canadian 88 Energy Corp.             6/4/02                 $29,680                   $28,938                   $742



23 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
--------------------------------------------------------------------------------

 A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS
================================================================================
 TRUSTEES AND OFFICERS    James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Charles Albers, Vice President
                          Mark Zavanelli, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR       OppenheimerFunds, Inc.


================================================================================
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AGENT           OppenheimerFunds Services


================================================================================
 INDEPENDENT AUDITORS     Deloitte & Touche LLP


================================================================================
 LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Main Street Small Cap Fund/VA, please refer to the Prospectus. To obtain a copy or for more information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.

                                                                  [LOGO OMITTED]
                                           OPPENHEIMER FUNDS [REGISTRATION MARK]
                                                               Distributor, Inc.

[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.